SHARE BASED COMPENSATION - Share option outstanding (Details) - ¥ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Options Outstanding
Number Outstanding	34,198,619	29,273,408
Options Exercisable
Number Outstanding	24,867,328	24,867,328
Exercise Price RMB7.78 per share
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price (in dollars per share)	¥ 7.78	¥ 7.78
Options Outstanding
Number Outstanding	500,000	10,340,000
Weighted-Average Remaining Contractual Life	5 years 8 months 23 days	7 months 20 days
Options Exercisable
Number Outstanding		9,878,000
Weighted-Average Remaining Contractual Life		6 months 7 days
Exercise Price RMB14.32 per share
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price (in dollars per share)	¥ 14.32	¥ 14.32
Options Outstanding
Number Outstanding	12,036,630	12,036,630
Weighted-Average Remaining Contractual Life	1 year 5 months 19 days	1 year 11 months 19 days
Options Exercisable
Number Outstanding	11,644,230	11,644,230
Weighted-Average Remaining Contractual Life	1 year 5 months 12 days	1 year 11 months 8 days
Exercise Price RMB24.06 per share
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price (in dollars per share)	¥ 24.06	¥ 24.06
Options Outstanding
Number Outstanding	2,641,500	2,641,500
Weighted-Average Remaining Contractual Life	3 years 18 days	3 years 6 months 18 days
Options Exercisable
Weighted-Average Remaining Contractual Life		0 years
Exercise Price RMB24.11 per share
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price (in dollars per share)	¥ 24.11	¥ 24.11
Options Outstanding
Number Outstanding	4,176,678	4,176,678
Weighted-Average Remaining Contractual Life	3 years 18 days	3 years 6 months 18 days
Options Exercisable
Number Outstanding	3,345,098	3,345,098
Weighted-Average Remaining Contractual Life	3 years 18 days	3 years 6 months 18 days
Exercise Price RMB51.05 per share
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price (in dollars per share)	¥ 51.05	¥ 51.05
Options Outstanding
Number Outstanding	78,600	78,600
Weighted-Average Remaining Contractual Life	2 years 6 months 7 days	3 years 7 days
Options Exercisable
Weighted-Average Remaining Contractual Life		0 years